Promissory Notes (Details) $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($) Day countries	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) investor	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Oct. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) investor
Debt Instrument [Line Items]
General and administrative			$ 188	$ 167	$ 573	$ 337	$ 556	$ 245	$ 78
Proceeds from issuance of convertible notes, net of issuance costs						$ 333	333	0	$ 0
Promissory Note Issued to Not-for-Profit Organization
Debt Instrument [Line Items]
General and administrative							29	$ 1
Promissory note receivable										$ 30
Promissory Note Issued to Not-for-Profit Organization | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Promissory note receivable							0			$ 29
Convertible Promissory Notes | 2020 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt issued		$ 340
Proceeds from issuance of convertible notes, net of issuance costs		333
Debt issuance costs		2
Original issue discount		$ 5					5
Stated interest rate (percent)		10.00%
Outstanding principal and accrued interest repaid	$ 375
Equity financing minimum for conversion of convertible promissory notes		$ 100
Period before automatic conversion of debt		1 year
Number of trading days following a Qualified Public Company Event for automatic conversion of debt, if latest | Day		10
Market capitalization ceiling to trigger conversion of convertible debt to non-convertible debt		$ 10,000
Market capitalization floor to trigger conversion of convertible debt to shares of common stock		$ 10,000
Number of trading days for conversion of convertible debt into shares of common stock | countries		40
Convertible debt, carrying amount							364
Convertible debt principal							340
Unpaid accrued payment-in-kind interest							30
Unamortized debt issuance costs							$ 1
Convertible Promissory Notes | 2017 Convertible Promissory Notes
Debt Instrument [Line Items]
Number of existing investors | investor							2
Convertible Promissory Notes | 2017 Convertible Promissory Notes | Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Shares issued upon conversion of debt (shares) | shares									11,752,210
Convertible Notes Payable [Member] | 2017 Convertible Promissory Notes
Debt Instrument [Line Items]
Debt issued							$ 60
Stated interest rate (percent)											1.29%
Number of new investors | investor											1
Equity financing minimum for conversion of convertible promissory notes											$ 50
Converted principal and interest									$ 60